Accrued Expenses and Other Long-term Liabilities - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses and Other Long-Term Liabilities [Abstract]
Other increase (decrease) in environmental liabilities	$ 3	$ 2	$ 2
Payments for environmental liabilities	$ 2	$ 2	$ 2
Property, plant and equipment, useful life	20 years